Consolidated Statement of Cash Flows (unaudited) - USD ($) $ in Thousands	9 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities
Commercialization revenue received	$ 4,162	$ 5,579
Upfront and milestone payments received		17,500
Government grants and tax incentives received	56	1,499
Payments to suppliers and employees (inclusive of goods and services tax)	(86,029)	(57,722)
Interest received	17	533
Interest and other costs of finance paid	(4,122)	(4,165)
Income taxes paid	(35)	(7)
Net cash (outflows) in operating activities	(85,951)	(36,783)
Cash flows from investing activities
Investment in fixed assets	(1,424)	(1,305)
Payments for licenses		(100)
Net cash (outflows) in investing activities	(1,424)	(1,405)
Cash flows from financing activities
Payments of transaction costs from borrowings	(13)
Proceeds from issue of shares	105,584	51,559
Proceeds from issue of warrants	12,969
Payments for share issue costs	(1,547)	(2,211)
Payments for lease liabilities	(2,100)	(1,219)
Net cash inflows by financing activities	114,893	48,129
Net increase in cash and cash equivalents	27,518	9,941
Cash and cash equivalents at beginning of period	129,328	50,426
FX gain/(losses) on the translation of foreign bank accounts	1,417	(290)
Cash and cash equivalents at end of period	$ 158,263	$ 60,077